Average Annual Total Returns			12 Months Ended		23 Months Ended	33 Months Ended	37 Months Ended	39 Months Ended	44 Months Ended	48 Months Ended	60 Months Ended	62 Months Ended	91 Months Ended	106 Months Ended	114 Months Ended	120 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
WisdomTree Bloomberg U.S. Dollar Bullish Fund | Bloomberg Dollar Spot Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.98%								2.02%					1.48%
WisdomTree Bloomberg U.S. Dollar Bullish Fund | Bloomberg Dollar Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.03%								4.79%					3.28%
WisdomTree Bloomberg U.S. Dollar Bullish Fund | WisdomTree Bloomberg U.S. Dollar Bullish Fund
Prospectus [Line Items]
Average Annual Return, Percent			14.46%								4.52%					3.18%
WisdomTree Bloomberg U.S. Dollar Bullish Fund | WisdomTree Bloomberg U.S. Dollar Bullish Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.67%								3.08%					2.12%
WisdomTree Bloomberg U.S. Dollar Bullish Fund | WisdomTree Bloomberg U.S. Dollar Bullish Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.55%								2.91%					2.06%
WisdomTree Emerging Currency Strategy Fund | Equal-Weighted Emerging Currency Composite (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.15%								(0.53%)					0.53%
WisdomTree Emerging Currency Strategy Fund | JP Morgan Emerging Local Markets Index Plus (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.08%)								(0.36%)					0.64%
WisdomTree Emerging Currency Strategy Fund | WisdomTree Emerging Currency Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent			(0.54%)								(0.09%)					0.32%
WisdomTree Emerging Currency Strategy Fund | WisdomTree Emerging Currency Strategy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.61%)								(0.78%)					(0.18%)
WisdomTree Emerging Currency Strategy Fund | WisdomTree Emerging Currency Strategy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.31%)								(0.36%)					0.04%
WisdomTree Emerging Markets Corporate Bond Fund | JP Morgan CEMBI Diversified Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.34%								1.82%					3.99%
WisdomTree Emerging Markets Corporate Bond Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)					1.35%
WisdomTree Emerging Markets Corporate Bond Fund | WisdomTree Emerging Markets Corporate Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			6.63%								1.75%					3.33%
WisdomTree Emerging Markets Corporate Bond Fund | WisdomTree Emerging Markets Corporate Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.36%								(0.05%)					1.49%
WisdomTree Emerging Markets Corporate Bond Fund | WisdomTree Emerging Markets Corporate Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.89%								0.55%					1.72%
WisdomTree Emerging Markets Local Debt Fund | JP Morgan GBI-EM Global Diversified Index Unhedged USD (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(2.38%)								(1.86%)					0.43%
WisdomTree Emerging Markets Local Debt Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)					1.35%
WisdomTree Emerging Markets Local Debt Fund | WisdomTree Emerging Markets Local Debt Fund
Prospectus [Line Items]
Average Annual Return, Percent			(3.75%)								(1.69%)					0.21%
WisdomTree Emerging Markets Local Debt Fund | WisdomTree Emerging Markets Local Debt Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.38%)								(2.42%)					(0.81%)
WisdomTree Emerging Markets Local Debt Fund | WisdomTree Emerging Markets Local Debt Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.10%)								(1.54%)					(0.23%)
WisdomTree Floating Rate Treasury Fund | Bloomberg U.S. Treasury Floating Rate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.60%								2.77%					2.01%
WisdomTree Floating Rate Treasury Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)					1.35%
WisdomTree Floating Rate Treasury Fund | WisdomTree Floating Rate Treasury Fund
Prospectus [Line Items]
Average Annual Return, Percent			5.40%								2.59%					1.84%
WisdomTree Floating Rate Treasury Fund | WisdomTree Floating Rate Treasury Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.21%								1.55%					1.11%
WisdomTree Floating Rate Treasury Fund | WisdomTree Floating Rate Treasury Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.16%								1.54%					1.09%
WisdomTree Interest Rate Hedged High Yield Bond Fund | ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index/ WisdomTree U.S. High Yield Corporate Bond, Zero Duration Spliced Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		9.22%								5.57%					5.25%
WisdomTree Interest Rate Hedged High Yield Bond Fund | ICE BofA Merrill Lynch U.S. High Yield Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.22%								4.04%					5.08%
WisdomTree Interest Rate Hedged High Yield Bond Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.25%								(0.33%)					1.35%
WisdomTree Interest Rate Hedged High Yield Bond Fund | Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		2.04%								0.06%					1.73%
WisdomTree Interest Rate Hedged High Yield Bond Fund | WisdomTree Interest Rate Hedged High Yield Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.96%								4.57%					4.48%
WisdomTree Interest Rate Hedged High Yield Bond Fund | WisdomTree Interest Rate Hedged High Yield Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.27%								2.33%					2.26%
WisdomTree Interest Rate Hedged High Yield Bond Fund | WisdomTree Interest Rate Hedged High Yield Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.24%								2.48%					2.41%
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.62%								3.21%					2.55%
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)					1.35%
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			6.78%								3.17%					2.44%
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.06%								1.45%					1.10%
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.99%								1.74%					1.30%
WisdomTree Mortgage Plus Bond Fund | Bloomberg U.S. Securitized MBS/ABS/CMBS Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.46%								(0.59%)	(0.51%)
Performance Inception Date		Nov. 14, 2019
WisdomTree Mortgage Plus Bond Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)	(0.26%)
Performance Inception Date		Nov. 14, 2019
WisdomTree Mortgage Plus Bond Fund | WisdomTree Mortgage Plus Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			2.39%								(0.32%)	(0.28%)
Performance Inception Date		Nov. 14, 2019
WisdomTree Mortgage Plus Bond Fund | WisdomTree Mortgage Plus Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.73%								(1.43%)	(1.37%)
Performance Inception Date		Nov. 14, 2019
WisdomTree Mortgage Plus Bond Fund | WisdomTree Mortgage Plus Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.40%								(0.70%)	(0.66%)
Performance Inception Date		Nov. 14, 2019
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund | Bloomberg U.S. Aggregate Enhanced Yield Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.91%								(0.60%)				1.73%
Performance Inception Date		Jul. 09, 2015
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)				1.41%
Performance Inception Date		Jul. 09, 2015
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			1.81%								(0.74%)				1.56%
Performance Inception Date		Jul. 09, 2015
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.03%								(2.01%)				0.26%
Performance Inception Date		Jul. 09, 2015
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.06%								(1.07%)				0.64%
Performance Inception Date		Jul. 09, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | Bloomberg U.S. Short Aggregate Enhanced Yield Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.49%								1.06%		1.75%
Performance Inception Date		May 18, 2017
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | Bloomberg U.S. Short Aggregate Composite Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.77%								1.25%		1.67%
Performance Inception Date		May 18, 2017
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%								(0.33%)		1.08%
Performance Inception Date		May 18, 2017
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			4.18%								1.12%		1.69%
Performance Inception Date		May 18, 2017
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.30%								0.13%		0.68%
Performance Inception Date		May 18, 2017
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.46%								0.44%		0.86%
Performance Inception Date		May 18, 2017
WisdomTree Voya Yield Enhanced USD Universal Bond Fund | Bloomberg US Universal Enhanced Yield Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.32%		3.41%
Performance Inception Date		Feb. 06, 2023
WisdomTree Voya Yield Enhanced USD Universal Bond Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		2.29%
Performance Inception Date		Feb. 06, 2023
WisdomTree Voya Yield Enhanced USD Universal Bond Fund | Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.04%		2.97%
Performance Inception Date		Feb. 06, 2023
WisdomTree Voya Yield Enhanced USD Universal Bond Fund | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			1.85%		2.97%
Performance Inception Date		Feb. 06, 2023
WisdomTree Voya Yield Enhanced USD Universal Bond Fund | WisdomTree Voya Yield Enhanced USD Universal Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.12%)		1.03%
Performance Inception Date		Feb. 06, 2023
WisdomTree Voya Yield Enhanced USD Universal Bond Fund | WisdomTree Voya Yield Enhanced USD Universal Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.09%		1.44%
Performance Inception Date		Feb. 06, 2023
WisdomTree Bianco Total Return Fund | Bianco Research Fixed Income Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.71%	3.13%
Performance Inception Date		Dec. 19, 2023
WisdomTree Bianco Total Return Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	1.89%
Performance Inception Date		Dec. 19, 2023
WisdomTree Bianco Total Return Fund | WisdomTree Bianco Total Return Fund
Prospectus [Line Items]
Average Annual Return, Percent			2.32%	2.75%
Performance Inception Date		Dec. 19, 2023
WisdomTree Bianco Total Return Fund | WisdomTree Bianco Total Return Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.89%	1.34%
Performance Inception Date		Dec. 19, 2023
WisdomTree Bianco Total Return Fund | WisdomTree Bianco Total Return Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.37%	1.50%
Performance Inception Date		Dec. 19, 2023
WisdomTree Equity Premium Income Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		25.02%								14.53%			15.44%
Performance Inception Date		Feb. 24, 2016
WisdomTree Equity Premium Income Fund | Cboe S&P 500® PutWrite Index/Volos U.S. Large Cap Target 2.5% PutWrite Spliced Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		17.88%								9.26%			8.49%
Performance Inception Date		Feb. 24, 2016
WisdomTree Equity Premium Income Fund | WisdomTree Equity Premium Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.02%								8.40%			7.75%
Performance Inception Date		Feb. 24, 2016
WisdomTree Equity Premium Income Fund | WisdomTree Equity Premium Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		14.06%								7.19%			6.54%
Performance Inception Date		Feb. 24, 2016
WisdomTree Equity Premium Income Fund | WisdomTree Equity Premium Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		10.03%								6.03%			5.65%
Performance Inception Date		Feb. 24, 2016
WisdomTree Enhanced Commodity Strategy Fund | Bloomberg Commodity Index Total Return (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.38%							9.56%
Performance Inception Date		Dec. 21, 2020
WisdomTree Enhanced Commodity Strategy Fund | S&P GSCI Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.25%							16.55%
Performance Inception Date		Dec. 21, 2020
WisdomTree Enhanced Commodity Strategy Fund | WisdomTree Enhanced Commodity Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent			15.26%							9.77%
Performance Inception Date		Dec. 21, 2020
WisdomTree Enhanced Commodity Strategy Fund | WisdomTree Enhanced Commodity Strategy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.62%							5.90%
Performance Inception Date		Dec. 21, 2020
WisdomTree Enhanced Commodity Strategy Fund | WisdomTree Enhanced Commodity Strategy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.01%							5.85%
Performance Inception Date		Dec. 21, 2020
WisdomTree Managed Futures Strategy Fund | 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Index Composite (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		15.31%								8.45%					8.35%
WisdomTree Managed Futures Strategy Fund | S&P GSCI Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		9.25%								7.12%					1.24%
WisdomTree Managed Futures Strategy Fund | ICE BofA US 3-Month Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		5.25%								2.46%					1.77%
WisdomTree Managed Futures Strategy Fund | WisdomTree Managed Futures Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent	[5]		3.31%								4.33%					1.04%
WisdomTree Managed Futures Strategy Fund | WisdomTree Managed Futures Strategy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]		1.85%								2.08%					(0.26%)
WisdomTree Managed Futures Strategy Fund | WisdomTree Managed Futures Strategy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]		1.96%								2.34%					0.22%
WisdomTree Private Credit and Alternative Income Fund | Gapstow Private Credit and Alternative Income Index** (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6],[7]		7.86%						2.02%
Performance Inception Date		May 06, 2021
WisdomTree Private Credit and Alternative Income Fund | ICE BofA Merrill Lynch U.S. High Yield Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		8.22%						3.25%
Performance Inception Date		May 06, 2021
WisdomTree Private Credit and Alternative Income Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		25.02%						11.57%
Performance Inception Date		May 06, 2021
WisdomTree Private Credit and Alternative Income Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		1.25%						(1.75%)
Performance Inception Date		May 06, 2021
WisdomTree Private Credit and Alternative Income Fund | WisdomTree Private Credit and Alternative Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	[6]		7.35%						1.56%
Performance Inception Date		May 06, 2021
WisdomTree Private Credit and Alternative Income Fund | WisdomTree Private Credit and Alternative Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]		2.18%						(2.14%)
Performance Inception Date		May 06, 2021
WisdomTree Private Credit and Alternative Income Fund | WisdomTree Private Credit and Alternative Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]		4.28%						(0.37%)
Performance Inception Date		May 06, 2021
WisdomTree Target Range Fund | TOPS® Global Equity Target Range® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.36%					1.87%
Performance Inception Date		Oct. 07, 2021
WisdomTree Target Range Fund | MSCI AC World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.49%					7.13%
Performance Inception Date		Oct. 07, 2021
WisdomTree Target Range Fund | WisdomTree Target Range Fund
Prospectus [Line Items]
Average Annual Return, Percent			8.81%					1.00%
Performance Inception Date		Oct. 07, 2021
WisdomTree Target Range Fund | WisdomTree Target Range Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.58%					(0.07%)
Performance Inception Date		Oct. 07, 2021
WisdomTree Target Range Fund | WisdomTree Target Range Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.23%					0.31%
Performance Inception Date		Oct. 07, 2021
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund | NYSE ARCA Gold Miners Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.08%				7.49%
Performance Inception Date		Dec. 16, 2021
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%				9.24%
Performance Inception Date		Dec. 16, 2021
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund | WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent			27.89%				11.22%
Performance Inception Date		Dec. 16, 2021
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund | WisdomTree Efficient Gold Plus Gold Miners Strategy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.30%				9.01%
Performance Inception Date		Dec. 16, 2021
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund | WisdomTree Efficient Gold Plus Gold Miners Strategy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.18%				7.88%
Performance Inception Date		Dec. 16, 2021
WisdomTree Efficient Gold Plus Equity Strategy Fund | S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%			13.06%
Performance Inception Date		Mar. 17, 2022
WisdomTree Efficient Gold Plus Equity Strategy Fund | WisdomTree Efficient Gold Plus Equity Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent			45.39%			18.63%
Performance Inception Date		Mar. 17, 2022
WisdomTree Efficient Gold Plus Equity Strategy Fund | WisdomTree Efficient Gold Plus Equity Strategy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			41.66%			17.10%
Performance Inception Date		Mar. 17, 2022
WisdomTree Efficient Gold Plus Equity Strategy Fund | WisdomTree Efficient Gold Plus Equity Strategy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			27.08%			14.02%
Performance Inception Date		Mar. 17, 2022

[1]	ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index through June 1, 2020; WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index thereafter.
[2]	The Fund’s objective changed effective June 1, 2020. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index. As of June 1, 2020, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index.
[3]	Prior to October 24, 2022, the Fund’s performance reflects the Fund’s prior investment objective and principal investment strategies when it sought to track the price and yield performance of the CBOE S&P 500® PutWrite Index. As of October 24, 2022, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the Volos U.S. Large Cap Target 2.5% PutWrite Index.
[4]	This Index represents the performance of the CBOE S&P 500® PutWrite Index through October 24, 2022 and the Volos U.S. Large Cap Target 2.5% PutWrite Index thereafter.
[5]	Prior to June 4, 2021, Fund performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree Managed Futures Index.
[6]	Fund performance shown for periods prior to July 18, 2025 reflects the performance of the Fund when it sought to track the price and yield performance of the Gapstow Liquid Alternative Credit Index.
[7]	Index performance shown for periods prior to July 18, 2025 reflects the performance of the Gapstow Liquid Alternative Credit Index.